PREPAID LAND USE RIGHTS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Prepaid land use rights	¥ 28,370	¥ 28,370
Less: Accumulated amortization	(2,125)	(1,578)
Prepaid land use rights, net	26,245	26,792
Amortization of prepaid land use rights	547	616	¥ 617
Prepaid land use rights
Net book value of an asset pledged as security for bank loans	¥ 6,091	¥ 20,735